One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 12, 2023
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333‑41180, 333‑52114, 333‑120399 and 333‑138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual and semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 18, 2023
AIM Growth Series (Invesco Growth Series)	0000202032	August 24, 2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 18, 2023
The Alger Portfolios	0000832566	August 29, 2023
Allspring Variable Trust	0001081402	September 1, 2023
ALPS Variable Investment Trust	0001382990	August 30, 2023
American Century Variable Portfolios, Inc.	0000814680	August 23, 2023
American Century Variable Portfolios II, Inc.	0001124155	August 23, 2023
American Funds Insurance Series	0000729528	August 31, 2023
BlackRock Variable Series Funds, Inc.	0000355916	August 22, 2023
BlackRock Variable Series Funds II, Inc.	0001738072	August 22, 2023
BNY Mellon Appreciation Fund, Inc.	0000318478	August 23, 2023

Securities and Exchange Commission
September 12, 2023
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
BNY Mellon Investment Portfolios	0001056707	August 14, 2023
BNY Mellon Stock Index Fund, Inc.	0000846800	August 11, 2023
BNY Mellon Variable Investment Fund	0000813383	August 11, 2023
Deutsche DWS Variable Series I	0000764797	August 25, 2023
Deutsche DWS Variable Series II	0000810573	August 25, 2023
Eaton Vance Variable Trust	0001121746	August 24, 2023
Federated Hermes Insurance Series	0000912577	August 22, 2023
Fidelity Contrafund	0000024238	August 22, 2023
Franklin Templeton Variable Insurance Products Trust	0000837274	August 29, 2023
Goldman Sachs Variable Insurance Trust	0001046292	August 25, 2023
Guggenheim Variable Funds Trust	0000217087	September 1, 2023
Ivy Variable Insurance Portfolios	0000810016	September 5, 2023
Janus Aspen Series	0000906185	August 29, 2023
Janus Investment Fund	0000277751	August 29, 2023
Legg Mason Partners Variable Equity Trust	0001176343	August 22, 2023
Legg Mason Partners Variable Income Trust	0000874835	August 22, 2023
Lincoln Variable Insurance Products Trust	0000914036	September 1, 2023
Lord Abbett Series Fund, Inc.	0000855396	August 21, 2023
MFS® Variable Insurance Trust	0000918571	August 21, 2023
MFS® Variable Insurance Trust II	0000719269	August 21, 2023
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	August 31, 2023
Neuberger Berman Advisers Management Trust	0000736913	August 23, 2023
Northern Lights Variable Trust	0001352621	September 6, 2023 September 7, 2023
PIMCO Variable Insurance Trust	0001047304	August 28, 2023
Pioneer Variable Contracts Trust	0000930709	September 5, 2023
Putnam Variable Trust	0000822671	August 25, 2023
Royce Capital Fund	0001006387	August 24, 2023
Royce Fund	0000709364	August 29, 2023
Rydex Series Funds	0000899148	September 1, 2023
Rydex Variable Trust	0001064046	September 1, 2023
T. Rowe Price Capital Appreciation Fund	0000793347	August 22, 2023

Securities and Exchange Commission
September 12, 2023
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
T. Rowe Price Equity Series, Inc.	0000918294	August 22, 2023
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 22, 2023
T. Rowe Price Growth Stock Fund, Inc.	0000080257	August 22, 2023
Third Avenue Variable Series Trust	0001089107	August 21, 2023
Two Roads Shared Trust	0001552947	August 28, 203
VanEck VIP Trust	0000811976	September 6, 2023
Vanguard Variable Insurance Funds	0000857490	August 25, 2023
Variable Insurance Products Fund	0000356494	August 22, 2023
Variable Insurance Products Fund II	0000831016	August 22, 2023
Variable Insurance Products Fund III	0000927384	August 22, 2023
Variable Insurance Products Fund IV	0000720318	August 22, 2023
Variable Insurance Products Fund V	0000823535	August 22, 2023
Victory Portfolios	0000802716	September 6, 2023
Virtus Asset Trust	0001018593	August 31, 2023
Virtus Variable Insurance Trust	0000792359	August 31, 2023
Voya Investors Trust	0000837276	September 5, 2023
Voya Variable Products Trust	0000916403	September 5, 2023

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company